NOTE 9 - WARRANT LIABILITY	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 9 - WARRANT LIABILITY

The Company accounts for its common stock warrants under ASC 480, Distinguishing Liabilities from Equity. Any financial instrument, other than an outstanding share, that, at inception, embodies an obligation to purchase the issuer’s equity shares, or is indexed to such an obligation, which requires or may require the issuer to settle the obligation by transferring assets, is classified as a liability. This liability is to be fair valued at each reporting period, with the changes in fair value recognized as gain (loss) on change in fair value of warrant liability. The fair value of the warrants to purchase common stock is estimated using the Black-Scholes valuation model. The significant assumptions used in estimating the fair value of warrant liabilities include the exercise price, volatility of the stock underlying the warrant, risk-free interest rate, estimated fair value of the stock underlying the warrants and the estimated life of the warrants.

In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares to be determined based on a 20-day average stock price prior to the date of exercise, discounted 40%. The warrants were exercisable between January 31, 2017 and January 30, 2018. Since the price of the warrants was yet to be determined, the Company recorded a common stock warrant liability of $937,951 on the warrants’ issuance date and, revalued the warrants on December 31, 2017 and 2016. The estimate was calculated using the following inputs:

Input	December 31, 2017	December 31, 2016
Risk-free interest rate	1.28%	.85%
Expected life in years	1 month	1 year
Dividend yield	—	—
Volatility	136.3%	120.0%
Stock price	$0.04	$0.11

For the year ended December 31, 2017, the Company recorded a decrease of $294,655 in the warrant liability, for a total liability of $690,508. The warrants expired on January 30, 2018.